Provisions - Movements by Class of Provisions (Detail) ¥ in Millions	6 Months Ended
Sep. 30, 2020 JPY (¥)
Disclosure of other provisions [line items]
Beginning balance	¥ 200,053
Additional provisions	20,067
Amounts used	(22,104)
Unused amounts reversed	(21)
Amortization of discount and effect of change in discount rate	(20)
Others	(295)
Ending balance	197,680
Provision for interest repayment [member]
Disclosure of other provisions [line items]
Beginning balance	143,429
Amounts used	(16,783)
Amortization of discount and effect of change in discount rate	(93)
Ending balance	126,553
Other provisions [member]
Disclosure of other provisions [line items]
Beginning balance	56,624
Additional provisions	20,067
Amounts used	(5,321)
Unused amounts reversed	(21)
Amortization of discount and effect of change in discount rate	73
Others	(295)
Ending balance	¥ 71,127